Share-based payments - Option grants outstanding (Details)	12 Months Ended
	Aug. 31, 2024 shares $ / shares	Aug. 31, 2023 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares	8,171	12,664
Number of options, Granted | shares	742	666
Number of options, Forfeited | shares	(1,055)	(1,991)
Number of options, Stock options modifications | shares		(2,741)
Number of options, Exercised | shares		(427)
Number of options, Ending Balance | shares	7,858	8,171
Weighted average exercise price, Beginning balance (in dollars per share) | $ / shares	$ 704.76	$ 1,273.40
Weighted average exercise price, Granted (in dollars per share) | $ / shares	375.98	785.25
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares	823.16	1,302.08
Weighted average exercise price, Stock options modifications (in dollars per share) | $ / shares		780.30
Weighted average exercise price, Exercised (in dollars per share) | $ / shares		386.64
Weighted average exercise price, Ending balance (in dollars per share) | $ / shares	$ 657.77	$ 704.76